Mezzanine Equity (Details) - USD ($) $ in Thousands				12 Months Ended
	Jun. 05, 2013	May. 01, 2013	May. 11, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Redeemable Noncontrolling Interest [Line Items]
Excess of amount of mezzanine-classified non-controlling interest in 7Road over purchase price						$ 2,409
Accretion charge				$ 0	$ 0	$ 17,780
Shenzhen 7Road [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of acquired equity interests			68.258%
7Road [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of acquired equity interests		28.074%
Excess of amount of mezzanine-classified non-controlling interest in 7Road over purchase price	$ 2,400